Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 15 – Commitments and contingencies

Contingencies

Legal proceedings between ING Bank N.V., O.W. Bunker Far East (Singapore) Pte Ltd, and Tumpuan Megah Development Sdn Bhd

The Company’s subsidiary, Tumpuan Megah, is involved in a legal proceeding consisting of disputes over financing agreements, gas oil supply contracts, and an enforcement attempts of an English judgment against Tumpuan Megah for $937,353, along with interest and costs. The proceedings include applications, appeals, and hearings in Malaysian courts. Furthermore, an ongoing arbitration accompanies these legal actions, wherein Tumpuan Megah is accompanied by an agreement from Straits to release to Tumpuan Megah all amounts it receives under a personal guarantee from the vendor (Raja Ismail), indemnifying Straits against Tumpuan Megah’s liabilities after deducting Straits’ cost and expense in recovery of such amount from the vendor as well as may be expanded under these legal proceedings.

There is no reasonable possibility that any losses maybe incurred by the Company as Guaranteed Obligations is fully indemnified by Raja Ismail under the binding personal guarantee agreement (Guarantee Agreement referred to in Note 8) and there is no additional exposure to the Company as all costs and the potential liability have been indemnified under the agreement.

A claim for loss recovery generally can be recognized when a loss event has occurred and recovery is considered probable. If the claim is subject to dispute or litigation, a rebuttable presumption exists that recoverability of the claim is not probable. If the potential recovery exceeds the loss recognized in the financial statements or relates to a loss not yet recognized in the financial statements, such recovery should be recognized under the gain contingency model.

As a result of this indemnification agreement, no provisions have been made in the financial statements for these potential liabilities nor any recognition of loss contingency has been made under ASC 450-20. The total reimbursable legal fees are recorded as “Due from related parties” which is disclosed in Note 8.

As of December 31, 2024, there have been no changes in the conditions or status of the legal proceedings involving Tumpuan Megah, ING Bank N.V., and O.W. Bunker Far East (Singapore) Pte Ltd. The indemnification arrangement remains in effect, with all potential liabilities indemnified under the guarantee agreement, resulting in no provisions for potential liabilities in the financial statements or recognition of a loss contingency under ASC 450-20. Legal fees associated with these proceedings are still recorded as “Due from related parties” as disclosed in Note 8.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022